S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Apr. 10, 2026 USD ($) $ / shares shares
Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	6,325,000
Irenic Sponsor, LLC [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	6,325,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.004
Irenic Sponsor, LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	420,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,200,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Irenic Sponsor, LLC [Member] | Monthly Office Space and Administrative Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Office space and administrative services provided to members of our management team
Irenic Sponsor, LLC [Member] | Loans to Finance Transaction Costs [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Loans to finance transaction costs in connection with an intended initial business combination
Sponsor Compensation Amount	$ 1,500,000
Irenic Sponsor, LLC [Member] | Promissory Notes [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Up to $400,000 under an unsecured, non-interest bearing promissory note for offering-related and organizational expenses. This loan is due at the earlier of December 31, 2026 or the closing of this offering and is anticipated to be repaid upon completion of this offering out of the $1,000,000 of offering proceeds that has been allocated for the payment of offering expenses other than underwriting commissions
Sponsor Compensation Amount	$ 400,000
Irenic Sponsor, LLC, or Affiliates, Officers and Directors [Member] | Promissory Notes [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination